Note D - Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note
D
- Loans and Allowance for Loan Losses

Loans are comprised of the following at
December 31:

	201 7	201 6
Residential real estate	$309,163	$286,022
Commercial real estate:
Owner-occupied	73,573	77,605
Nonowner-occupied	101,571	90,532
Construction	38,302	45,870
Commercial and industrial	107,089	100,589
Consumer:
Automobile	68,626	59,772
Home equity	21,431	20,861
Other	49,564	53,650
	769,319	734,901
Less: Allowance for loan losses	(7,499)	(7,699)

Loans, net	$761,820	$727,202

The following table presents the activity in the allowance for loan losses by portfolio segment for the year
s ended
December 31, 2017,
2016
and
2015:

December 31, 201 7	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$939	$4,315	$907	$1,538	$7,699
Provision for loan losses	1,016	(632)	658	1,522	2,564
Loans charged off	(745)	(1,067)	(627)	(1,642)	(4,081)
Recoveries	260	362	86	609	1,317
Total ending allowance balance	$1,470	$2,978	$1,024	$2,027	$7,499

December 31, 201 6	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,087	$1,959	$2,589	$1,013	$6,648
Provision for loan losses	(63)	2,287	(1,112)	1,714	2,826
Loans charged off	(384)	(63)	(586)	(2,170)	(3,203)
Recoveries	299	132	16	981	1,428
Total ending allowance balance	$939	$4,315	$907	$1,538	$7,699

December 31, 201 5	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1, 426	$4 ,195	$1, 602	$1,111	$8 ,334
Provision for loan losses	103	(469)	777	679	1 ,090
Loans charged off	(828)	(1,971)	(24)	(1, 428)	(4,251)
Recoveries	38 6	204	234	651	1, 475
Total ending allowance balance	$1, 087	$1 ,959	$2 ,589	$1, 013	$6 ,648

The following table presents the balance in the allowance for loan losses and the recorded investment of loans by portfolio segment and based on impairment method as of
December 31, 2017
and
2016:

December 31, 201 7	Residential Real Estate		Commercial Real Estate	Commercial & Industrial		Consumer		Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$	----	$94	$	----	$	----	$94
Collectively evaluated for impairment		1,470	2,884		1,024		2,027	7,405
Total ending allowance balance		$1,470	$2,978		$1,024		$2,027	$7,499

Loans:
Loans individually evaluated for impairment		$1,420	$7,333		$9,154		$201	$18,108
Loans collectively evaluated for impairment		307,743	206,113		97,935		139,420	751,211
Total ending loans balance		$309,163	$213,446		$107,089		$139,621	$769,319

December 31, 201 6	Residential Real Estate		Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$	----	$2,535	$241	$205	$2,981
Collectively evaluated for impairment		939	1,780	666	1,333	4,718
Total ending allowance balance		$939	$4,315	$907	$1,538	$7,699

Loans:
Loans individually evaluated for impairment		$717	$13,111	$8,465	$416	$22,709
Loans collectively evaluated for impairment		285,305	200,896	92,124	133,867	712,192
Total ending loans balance		$286,022	$214,007	$100,589	$134,283	$734,901

The following table presents information related to loans individually evaluated for impairment by class of loans as of the year
s ended
December 31, 2017,
2016
and
2015:

December 31, 201 7	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial real estate:
Nonowner-occupied	$372	$372	$94	$378	$17	$17

With no related allowance recorded:
Residential real estate	1,420	1,420	----	851	66	66
Commercial real estate:
Owner-occupied	3,427	3,427	----	2,456	184	184
Nonowner-occupied	4,989	3,534	----	3,521	81	81
Construction	352	----	----	----	19	19
Commercial and industrial	9,154	9,154	----	8,544	481	481
Consumer:
Home equity	203	201	----	208	7	7

Total	$19,917	$18,108	$94	$15,958	$855	$855

December 31, 201 6	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial real estate:
Owner-occupied	$5,477	$5,477	$2,435	$3,185	$300	$300
Nonowner-occupied	384	384	100	390	19	19
Commercial and industrial	392	392	241	391	----	----
Consumer:
Home equity	416	416	205	421	21	21

With no related allowance recorded:
Residential real estate	717	717	----	726	31	31
Commercial real estate:
Owner-occupied	3,638	3,091	----	3,005	178	178
Nonowner-occupied	5,078	3,632	----	3,572	79	79
Construction	1,001	527	----	522	136	136
Commercial and industrial	8,073	8,073	----	7,681	381	381

Total	$25,176	$22,709	$2,981	$19,893	$1,145	$1,145

December 31, 201 5	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial real estate:
Owner-occupied	$204	$204	$204	$204	$13	$13
Nonowner-occupied	396	396	107	402	75	75
Commercial and industrial	4,355	4,355	1,850	3,545	149	149
Consumer:
Home equity	218	218	3	219	8	8

With no related allowance recorded:
Residential real estate	1,001	1,001	----	809	45	45
Commercial real estate:
Owner-occupied	3,812	3,265	----	2,747	181	181
Nonowner-occupied	5,178	2,773	----	3,439	49	49
Construction	680	680	----	544	----	----
Commercial and industrial	4,336	4,336	----	3,985	180	180

Total	$20,180	$17,228	$2,164	$15,894	$700	$700

The recorded investment of a loan is its carrying value excluding accrued interest and deferred loan fees.

Nonaccrual loans and loans past due
90
days or more and still accruing include both smaller balance homogenous loans that are collectively evaluated for impairment and individually classified as impaired loans.

The Company transfers loans to other real estate owned, at fair value less cost to sell, in the period the Company obtains physical possession of the property (through legal title or through a deed in lieu).
As of
December 31, 2017
and
December 31, 2016,
other real estate owned for residential real estate properties totaled
$262
and
$938,
respectively. In addition, nonaccrual residential mortgage loans that are in the process of foreclosure had a recorded investment of
$2,410
and
$1,492
as of
December 31, 2017
and
December 31, 2016,
respectively.

The following table presents the recorded investment of nonaccrual loans and loans past due
90
days or more and still accruing by class of loans as of
December 31, 2017
and
2016:

	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 201 7
Residential real e state	$131	$5,906
Commercial real estate:
Owner-occupied	----	476
Nonowner-occupied	----	2,454
Construction	----	444
Commercial and industrial	----	337
Consumer:
Automobile	127	86
Home equity	----	283
Other	76	126
Total	$334	$10,112

	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 201 6
Residential real e state	$132	$3,445
Commercial real estate:
Owner-occupied	28	1,571
Nonowner-occupied	----	2,506
Construction	----	527
Commercial and industrial	----	867
Consumer:
Automobile	121	5
Home equity	----	34
Other	46	6
Total	$327	$8,961

The following table presents the aging of the recorded investment of past due loans by class of loans as of
December 31, 2017
and
2016:

December 31, 201 7	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$5,383	$671	$1,673	$7,727	$301,436	$309,163
Commercial real estate:
Owner-occupied	194	161	160	515	73,058	73,573
Nonowner-occupied	140	----	2,238	2,378	99,193	101,571
Construction	----	----	169	169	38,133	38,302
Commercial and industrial	303	243	191	737	106,352	107,089
Consumer:
Automobile	1,257	346	151	1,754	66,872	68,626
Home equity	90	272	27	389	21,042	21,431
Other	865	218	76	1,159	48,405	49,564

Total	$8,232	$1,911	$4,685	$14,828	$754,491	$769,319

December 31, 201 6	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$3,728	$953	$2,201	$6,882	$279,140	$286,022
Commercial real estate:
Owner-occupied	134	366	1,325	1,825	75,780	77,605
Nonowner-occupied	261	18	2,506	2,785	87,747	90,532
Construction	66	52	182	300	45,570	45,870
Commercial and industrial	1,283	483	800	2,566	98,023	100,589
Consumer:
Automobile	1,091	221	126	1,438	58,334	59,772
Home equity	349	45	----	394	20,467	20,861
Other	685	155	46	886	52,764	53,650

Total	$7,597	$2,293	$7,186	$17,076	$717,825	$734,901

Troubled Debt Restructurings:

A troubled debt restructuring (“TDR”) occurs when the Company has agreed to a loan modification in the form of a concession for a borrower who is experiencing financial difficulty.
  All TDR’s are considered to be impaired.   The modification of the terms of such loans included
one
or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; a reduction in the contractual principal and interest payments of the loan; or short-term interest-only payment terms.

       The Company has allocated reserves for a portion of its TDR’s to reflect the fair values of the underlying collateral or the present value of the concessionary terms granted to the customer.

The following table presents the types of TDR loan modifications by class of loans as of
December 31, 2017
and
December 31, 2016:

	TDR ’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms		Total TDR ’s
December 31, 201 7
Residential real estate :
Interest only payments	$697	$	----	$697
Commercial real estate:
Owner-occupied
Interest only payments	997		----	997
Reduction of principal and interest payments	554		----	554
Maturity extension at lower stated rate than market rate	1,466		----	1,466
Credit extension at lower stated rate than market rate	410			410
Nonowner-occupied
Interest only payments	560		1,961	2,521
Rate reduction	372		----	372
Credit extension at lower stated rate than market rate	570		----	570
Commercial and industrial
Interest only payments	9,154		----	9,154
Consumer:
Home equity
Maturity extension at lower stated rate than market rate	----		201	201
Total TDR ’s	$14,780		$2,162	$16,942

	TDR ’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms		Total TDR ’s
December 31, 201 6
Residential real estate :
Interest only payments	$717	$	----	$717
Commercial real estate:
Owner-occupied
Interest only payments	284		----	284
Rate reduction	----		232	232
Reduction of principal and interest payments	579		----	579
Maturity extension at lower stated rate than market rate	1,582		----	1,582
Nonowner-occupied
Interest only payments	600		2,210	2,810
Rate reduction	384		----	384
Credit extension at lower stated rate than market rate	574		----	574
Commercial and industrial
Interest only payments	8,074		----	8,074
Credit extension at lower stated rate than market rate	----		391	391
Consumer:
Home equity
Maturity extension at lower stated rate than market rate	213		----	213
Credit extension at lower stated rate than market rate	203		----	203
Total TDR ’s	$13,210		$2,833	$16,043

At
December 31,
201
7,
the balance in TDR loans increased
$899,
or
5.6%,
from year-end
2016.
The Company’s specific allocations in reserves to customers whose loan terms have been modified in TDR’s totaled
$94
at
December 31, 2017,
as compared to
$546
in reserves at
December 31, 2016.
At
December 31, 2017,
the Company had
$846
in commitments to lend additional amounts to customers with outstanding loans that are classified as TDR’s, as compared to
$2,427
at
December 31, 2016.

The following table presents the pre- and post-modification balances of TDR loan modifications by class of loans that occurred during the years ended
December 31, 2017
and
2016:

		TDR ’s Performing to Modified Terms		TDR ’s Not Performing to Modified Terms
	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment	Pre-Modification Recorded Investment		Post-Modification Recorded Investment
December 31, 201 7
Commercial real estate:
O wner-occupied
Interest only payments	1	$997	$997	$	----	$	----
Credit extension at lower stated rate than market rate	1	412	412		----		----

Total TDR ’s	2	$1,409	$1,409	$	----	$	----

The troubled debt restructurings described above
had
no
impact on the allowance for loan losses and resulted in
no
charge-offs during the year ended
December 31, 2017.

		TDR ’s Performing to Modified Terms				TDR ’s Not Performing to Modified Terms
	Number of Loans	Pre-Modification Recorded Investment		Post-Modification Recorded Investment		Pre-Modification Recorded Investment	Post-Modification Recorded Investment
December 31, 201 6
Commercial real estate:
Nono wner-occupied
Interest only payments	1	$	----	$	----	$226	$226
Credit extension at lower stated rate than market rate	1		574		574	----	----

Total TDR ’s	2		$574		$574	$226	$226

The troubled debt restructurings described above increased the allowance for loan losses by $
11
and resulted in charge-offs of
$11
during the year ended
December 31, 2016.

The Company had
no
TDR's that occurred during the year ended
December 31, 2017
and
2015
that experienced any payment defaults within
twelve
months following their loan modification. During the
twelve
months ended
December 31, 2016,
the Company placed
one
commercial real estate TDR totaling
$226
on nonaccrual status. Excluding this
$226
commercial real estate loan, there were
no
other TDR's described above at
December 31, 2016
that experienced any payment defaults within
twelve
months following their loan modification. A default is considered to have occurred once the TDR is past due
90
days or more or it has been placed on nonaccrual. TDR loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. These risk categories are represented by a loan grading scale from
1
through
11.
The Company analyzes loans individually with a higher credit risk rating and groups these loans into categories called “criticized” and ”classified” assets. The Company considers its criticized assets to be loans that are graded
8
and its classified assets to be loans that are graded
9
through
11.
The Company’s risk categories are reviewed at least annually on loans that have aggregate borrowing amounts that meet or exceed
$500.

The Company uses the following definitions for its
criticized
loan risk ratings:

Special Mention.
Loans classified as special mention indicate considerable risk due to deterioration of repayment (in the earliest stages) due to potential weak primary repayment source, or payment delinquency.  These loans will be under constant supervision, are not
classified and do
not
expose the institution to sufficient risks to warrant classification.  These deficiencies should be correctable within the normal course of business, although significant changes in company structure or policy may
be necessary to correct the deficiencies.  These loans are considered bankable assets with no
apparent loss of principal or interest envisioned.  The perceived risk in continued lending is considered to have increased beyond the level where such loans would normally be granted.  Credits that are defined as a troubled debt restructuring should be graded no
higher than special mention until they have been reported as performing over one
year after restructuring.

The Company uses the following definitions for its
classified
loan risk ratings:

Substandard.
Loans classified as substandard represent very high risk, serious delinquency, nonaccrual, or unacceptable credit. Repayment through the primary source of repayment is in jeopardy due to the existence of one
or more well defined weaknesses and the collateral pledged
may
inadequately protect collection of the loans. Loss of principal is not
likely if weaknesses are corrected, although financial statements normally reveal significant weakness. Loans are still considered collectible, although loss of principal is more likely than with special mention loan grade
8
loans. Collateral liquidation considered likely to satisfy debt.

Doubtful
.
Loans classified as doubtful display a high probability of loss, although the amount of actual loss at the time of classification is undetermined. This should be a temporary category until such time that actual loss can be identified, or improvements made to reduce the seriousness of the classification. These loans exhibit all substandard characteristics with the addition that weaknesses make collection or liquidation in full highly questionable and improbable. This classification consists of loans where the possibility of loss is high after collateral liquidation based upon existing facts, market conditions, and value. Loss is deferred until certain important and reasonable specific pending factors which may
strengthen the credit can be more accurately determined. These factors may
include proposed acquisitions, liquidation procedures, capital injection, and receipt of additional collateral, mergers, or refinancing plans. A doubtful classification for an entire credit should be avoided when collection of a specific portion appears highly probable with the adequately secured portion graded substandard.

Loss
.
Loans classified as loss are considered uncollectible and are of such little value that their continuance as bankable assets is not
warranted. This classification does
not
mean that the credit has absolutely
no
recovery or salvage value, but rather it is
not
practical or desirable to defer writing off this asset yielding such a minimum value even though partial recovery may
be affected in the future. Amounts classified as loss should be promptly charged off.

Criticized and classified loans will mostly consist of commercial and industrial and commercial real estate loans. The Company considers its loans that do not
meet the criteria for a criticized and classified asset rating as pass rated loans, which will include loans graded from
1
(Prime) to
7
(Watch). All commercial loans are categorized into a risk category either at the time of origination or re-evaluation date.

As of
December 31,
201
7
and
December 31, 2016,
and based on the most recent analysis performed, the risk category of commercial loans by class of loans is as follows:

December 31, 201 7	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$64,993	$934	$7,646	$73,573
Nonowner-occupied	93,197	3,776	4,598	101,571
Construction	37,735	156	411	38,302
Commercial and industrial	91,097	6,058	9,934	107,089
Total	$287,022	$10,924	$22,589	$320,535

December 31, 201 6	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$66,495	$428	$10,682	$77,605
Nonowner-occupied	83,103	2,364	5,065	90,532
Construction	45,325	----	545	45,870
Commercial and industrial	94,091	188	6,310	100,589
Total	$289,014	$2,980	$22,602	$314,596

The Company also obtains the credit scores of its borrowers upon origination (if available by the credit bureau) but not
thereafter. The Company focuses mostly on the performance and repayment ability of the borrower as an indicator of credit risk and does not
consider a borrower’s credit score to be a significant influence in the determination of a loan’s credit risk grading.

For residential and consumer loan classes, the Company evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity.
  The following table presents the recorded investment of residential and consumer loans by class of loans based on payment activity as of
December 31, 2017
and
December 31, 2016:

	Consumer
December 31, 201 7	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$68,413	$21,148	$49,362	$303,126	$442,049
Nonperforming	213	283	202	6,037	6,735
Total	$68,626	$21,431	$49,564	$309,163	$448,784

	Consumer
December 31, 201 6	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$59,646	$20,827	$53,598	$282,445	$416,516
Nonperforming	126	34	52	3,577	3,789
Total	$59,772	$20,861	$53,650	$286,022	$420,305

The Company, through its subsidiaries, grants residential, consumer, and commercial loans to customers located primarily in the southeastern area of Ohio as well as the western counties of West Virginia.  Approximately
4.86%
of total loans were unsecured at
December 31, 2017,
down from
5.61%
at
December 31, 2016.